EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Mar-18	15-Mar-18	16-Apr-18
To	31-Mar-18	16-Apr-18
Days	32

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,360,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$17,811,681.62
Series Nominal Liquidation Amount		1,993,171,681.62

Required Participation Amount		$1,993,171,681.62
Excess Receivables		$195,251,143.98

Total Collateral		2,188,422,825.59
Collateral as Percent of Notes		136.78%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,339,633,800.43
Total Principal Collections	($2,258,224,248.84)
Investment in New Receivables	$2,391,367,928.38
Receivables Added for Additional Accounts	$0.00
Repurchases	($52,041,819.21)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($774,083,608.33)
Less Servicing Adjustment	($4,668,705.10)

Ending Balance	$5,641,983,347.33

SAP for Next Period	38.79%

Average Receivable Balance	$5,599,836,259.45
Monthly Payment Rate	40.33%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$17,358,319.39
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,358,319.39

Series Allocation Percentage at Month-End	38.79%
Floating Allocation Percentage at Month-End	91.65%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	32
A1 LIBOR	1.776600%
A1 Applicable Margin	0.640000%

	2.416600%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	1,825,875.56	2.15
Principal A1	—	—

		2.15

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	2,788,375.56
Servicing Fee	1,646,133.33

Excess Cash Flow	1,736,264.25

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.64%
Pass / Fail	PASS